ACQUISITIONS (Details) $ in Thousands	2 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 23, 2018 USD ($) a item	Dec. 31, 2017 USD ($)
BUSINESS COMBINATIONS
Shares issued in connection with private placement		$ 253,517
Eagle Ford
BUSINESS COMBINATIONS
Net acres | a			21,900
Adjustment to purchase price			$ 5,800
Gross producing wells | item			132
Net producing wells | item			98
Fair value of assets acquired:
Development and production assets			$ 179,558
Exploration and evaluation assets			43,642
Restoration provision			(7,435)
Net assets acquired			215,765
Purchase price:
Total consideration paid			220,132
Consideration adjustment receivable due from sellers			(4,367)
Cash consideration			$ 215,765
Revenue	$ 5,300
Net income excluding general and administrative costs and impact of income taxes	1,900
Transaction costs	$ 13,700	13,700		$ 1,300
Revenue of combined entity		64,600
Profit (loss) before income tax of combined entity		$ (61,200)